Raw Materials and Consumables Used (Tables)	12 Months Ended
Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Schedule of Raw Materials and Consumables Used

The detail of raw materials and consumables used presented in profit or loss for the years ended December 31, 2017, 2016 and 2015, is as follows:

	For the years ended December 31,
Raw Materials and Consumables Used	2017	2016	2015
	ThUS$	ThUS$	ThUS$

Energy purchases	(3,940,466)	(2,442,519)	(2,880,537)
Fuel consumption	(229,308)	(362,156)	(394,242)
Transportation costs	(634,118)	(394,097)	(375,454)
Costs from construction contracts	(753,389)	(399,408)	(352,350)
Other raw materials and consumables	(427,831)	(313,589)	(239,298)

Total	(5,985,112)	(3,911,769)	(4,241,880)